Discontinued Operations	12 Months Ended
Dec. 31, 2011
Discontinued Operations [Abstract]
Discontinued Operations

Note 20—Discontinued Operations

The results of operations of the Venezuela business, which was a part of the Company in the Predecessor period, are reported as a discontinued operation in the consolidated and combined financial statements, as the Venezuela business was not acquired in the Merger.

Prior to the closing of the Merger, the Venezuela business was transferred to Popular and the Company entered into a transition services agreement with Popular, pursuant to which the Company will provide certain services to the Venezuela business for a transition period following the consummation of the Merger.

The results of discontinued operations for the nine months ended September 30, 2010 and the year ended December 31, 2009 consisted of the following:

	Predecessor
(Dollar amounts in thousands)	Nine months ended September 30, 2010	Year ended December 31, 2009

Revenues	$8,726	$13,126
Operating costs and expenses	7,815	11,352

Income from operations	911	1,774
Non-operating income	23	160

Income before income taxes	934	1,934
Income tax expense	817	121

Net income from discontinued operations	$117	$1,813